Leases (Tables)	12 Months Ended
Dec. 31, 2014
Leases
Schedule of future minimum non-cancelable operating lease payments
($ in thousands)	Operating Leases

2015	$4,700
2016	3,600
2017	3,400
2018	2,800
2019	1,400
Thereafter	955

Total minimum lease obligations	$16,855

Summary of operating lease rent expense
	Year Ended December 31,
($ in thousands)	2014	2013	2012

Rent expense	$4,300	$3,936	$3,435